Other Payables and Accrued Expenses (Details) - Schedule of other payables and accrued expenses - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other payables and accrued expenses [Abstract]
Business and other tax payables	¥ 72,998	¥ 70,237
Refundable deposits from employees and agents	23,478	26,790
Refundable share rights deposits (Note 9(b))		8,184
Professional fees	13,958	17,105
Accrued expenses to third parties	22,610	42,324
Payables for addition of office equipment, furniture and fixtures		8,618
Contributions from members of eHuzhu mutual aid program	76,765	62,459
Others	10,481	19,107
Total other payables and accrued expenses	¥ 220,290	¥ 254,824